Commitments and Contingencies - Minimum Future Charter Revenue (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 375,377
2025	195,030
2026	123,575
2027	104,049
2028	79,588
2029 to 2038	263,037
Minimum charter revenues	$ 1,140,656